Share-Based Payments (Tables)	6 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of Share-Based Payment Transactions Recognised as an Expense

Total costs arising from share-based payment transactions recognised as an expense during the period were as follows:

	31 December 2024 $	31 December 2023 $
Issue of RSUs to Directors and management – Prior Year (i)	(17,294,242)	-
Issue of RSUs to Directors and management – Current Year (ii)	(87,458)	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd (iii)	(489,580)	-
Issue of RSU’s to suppliers – Chris Gale (iv)	(50,768)
	(17,922,048)	-

(i)	RSUs to Directors and Management – Prior Year
(ii)	RSUs to Directors and Management – Current Period
(iii)	Shares to Suppliers
(iv)	RSU’s to Suppliers

Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period

The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $87,458 has been booked in the accounts at 31 December 2024.

	Number of RSU’s	Grant date	Expiry Date	Fair value at grant date $ per right	Vesting conditions
Directors and Managers	100,000	28 January 2025	30 June 2025	$8.07	Tranche A
	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Bellatrix	100,000	25 January 2025	$8.07	28 February 2025
	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Chris Gale	10,000	25 January 2025	$8.07	30 June 2025